4. Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

Inventories on hand at December 31, 2014 consist of finished goods from our previous F.I.T.T. brand energy shots. Deposits for inventories at December 31, 2015 are down payments for products of our new direct-selling business which were shipped to us in the first quarter of 2016.